FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: March 31, 2006





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

                                                                                          Rating
Face                                                                                     Moody's/
Amount                   General Obligation Bonds (21.1%)                                  S&P                   Value  (a)
------                   --------------------------------                                  ----                  ------

                         Bullhead City Parkway Improvement District
$860,000                       6.100%, 01/01/11 .................................         Baa2/NR           $    863,449
 825,000                       6.100%, 01/01/12 .................................         Baa2/NR                828,201

                         Gilbert Improvement District No. 19
480,000                        5.200%, 01/01/23  ................................         A3/A-                  500,741

                                Glendale, Arizona
1,500,000                      5.000%, 07/01/16  ................................         Aa2/AA               1,570,890

                         Goodyear Utility District No. 1
1,255,000                      5.350%, 07/15/28 ACA insured......................         Baa2/A               1,277,590

                         Graham Co. Unified School District No. 1
                                    (Safford)
185,000                        5.000%, 07/01/10 FGIC Insured  ...................         Aaa/NR                 186,591
500,000                        5.000%, 07/01/13 FSA Insured  ....................         Aaa/NR                 534,045

                         Graham Co. Unified School District No. 4
                                   (Thatcher)
400,000                        5.000%, 07/01/10 FSA Insured  ....................         Aaa/NR                 410,480
400,000                        4.750%, 07/01/12 FSA Insured  ....................         Aaa/NR                 414,604

                         Greenlee Co. School District No. 18
                                    (Morenci)
150,000                        5.000%, 07/01/11 .................................         Baa3/NR                152,335

                         Maricopa Co. Elementary School District No. 3
                                     (Tempe)
1,025,000                      5.500%, 07/01/14 FGIC Insured (pre-refunded)  ...          Aaa/AAA              1,091,492
500,000                        5.600%, 07/01/15 FGIC Insured (pre-refunded)  ...          Aaa/AAA                533,945

                         Maricopa Co. Elementary School District No. 6
                                  (Washington)
805,000                        5.000%, 07/01/17 FSA Insured  ....................         Aaa/AAA                842,674

                         Maricopa Co. Elementary School District # 038 (Madison)
730,000                        5.000%, 07/01/22 MBIA Insured   ...                        Aaa/AAA                768,004

                         Maricopa Co. Elementary School District No. 68
                                   (Alhambra)
3,000,000                      5.500%, 07/01/14 FSA Insured  ....................         Aaa/NR++             3,315,240

                         Maricopa Co. High School District No. 210
                                 (Phoenix Union)
2,245,000                      5.000%, 07/01/23 FSA Insured  ....................         Aaa/AAA              2,346,564

                         Maricopa Co. High School District No. 216
                                   (Agua Fria)
1,025,000                      5.125%, 07/01/16  FSA Insured.....................         Aaa/NR              1,096,125
1,425,000                      5.000%, 07/01/20  MBIA Insured..................           Aaa/NR              1,506,980

                         Maricopa Co. School District No. 8 (Osborn)
190,000                        5.875%, 07/01/14 FGIC Insured (pre-refunded)...            Aaa/AAA                192,998

                         Maricopa Co. Unified School District No. 9
                                  (Wickenburg)
1,030,000                      5.600%, 07/01/15 AMBAC Insured (pre-refunded)              Aaa/AAA              1,055,307

                         Maricopa Co. Unified School District No. 11 (Peoria)
2,345,000                      5.250%, 07/01/13 FGIC Insured (pre-refunded)......         Aaa/AAA              2,479,369
1,365,000                      4.800%, 07/01/15 FGIC Insured  ...................         Aaa/AAA              1,413,458
1,000,000                      5.000%, 07/01/25   MBIA Insured                            Aaa/AAA              1,050,650

                         Maricopa Co. Unified School District No. 41
                                    (Gilbert)
2,500,000                      6.250%, 07/01/15 FSA Insured  ....................         Aaa/AAA              2,639,450

                         Maricopa Co. Unified School District No. 48
                                  (Scottsdale)
1,150,000                      5.250%, 07/01/13 (pre-refunded)...................         Aa2/AA               1,214,078

                         Maricopa Co. Unified School District No. 69
                            (Paradise Valley)
2,400,000                      5.800%, 07/01/09 AMBAC Insured  ..................         Aaa/AAA              2,556,888
1,000,000                      5.300%, 07/01/11 MBIA Insured   ..................         Aaa/AAA              1,075,010

                         Maricopa Co. Unified School District No. 89
                                    (Dysart)
2,185,000                      5.500%, 07/01/22 FGIC Insured ....................         Aaa/AAA              2,500,099
1,500,000                      5.000%, 07/01/23 FSA Insured (pre-refunded)....            Aaa/AAA              1,606,485

                         Maricopa Co. Unified School District No. 90
                            (Saddle Mountain)
1,200,000                      5.000%, 07/01/13   ...............................         Baa2/NR              1,215,300

                                  Mesa, Arizona
1,500,000                      6.500%, 07/01/11 FGIC Insured (pre-refunded) ...           Aaa/AAA              1,629,375
2,000,000                      5.000%, 07/01/19 FGIC Insured ....................         Aaa/AAA              2,070,520

                         Navajo Co. Unified School District No. 10
                                   (Show Low)
1,000,000                      5.250%, 07/01/16 FGIC Insured (pre-refunded)               Aaa/NR               1,029,940

                                 Peoria, Arizona
850,000                        5.500%, 04/01/16 FGIC Insured  ...................         Aaa/AAA                891,931

                                Phoenix, Arizona
4,095,000                      5.000%, 07/01/14  ................................         Aa1/AA+              4,314,246
1,000,000                      6.250%, 07/01/16  ................................         Aa1/AA+              1,176,390
1,250,000                      4.750%, 07/01/16  ................................         Aa1/AA+              1,300,925
1,240,000                      6.250%, 07/01/17  ................................         Aa1/AA+              1,471,905
1,000,000                      5.375%, 07/01/20  ................................         Aa1/AA+              1,083,800
3,250,000                      5.375%, 07/01/25   ...............................         Aa1/AA+              3,453,710

                         Pima Co. Unified School District No. 8
                                 (Flowing Wells)
1,090,000                      5.900%, 07/01/13 (pre-refunded)  .................         Aaa/NR               1,107,135

                         Pinal Co. Elementary School District #4 (Casa Grande)
1,675,000                      5.000%, 07/01/17 MBIA Insured                              Aaa/AAA              1,797,024

                         Pinewood Sanitary District
605,000                        6.500%, 07/01/09  ................................         NR/NR*                 613,573

                                Prescott, Arizona
1,120,000                      4.500%, 07/01/12 FGIC Insured  ...................         Aaa/AAA              1,132,645
1,000,000                      4.500%, 07/01/13 FGIC Insured  ...................         Aaa/AAA              1,011,200

                         Prescott Valley Sewer Collection Improvement
                                    District
289,000                        7.900%, 01/01/12  ................................         NR/BBB                296,913

                               Scottsdale, Arizona
2,350,000                      6.000%, 07/01/13 (pre-refunded)  .................         Aaa/AAA              2,517,109
1,050,000                      5.750%, 07/01/18 (pre-refunded)  .................         Aaa/AAA              1,116,717
3,140,000                      5.000%, 07/01/19  ................................         Aaa/AAA              3,336,909
2,825,000                      5.500%, 07/01/22 (pre-refunded)  .................         Aaa/AAA              2,983,115

                         Show Low Improvement District No. 6
950,000                        6.000%, 01/01/18 ACA Insured  ....................         NR/A                 1,004,074

                                 Tempe, Arizona
1,015,000                      5.400%, 07/01/11  ................................         Aa1/AA+              1,093,926
1,000,000                      5.000%, 07/01/18  ................................         Aa1/AA+              1,037,780

                                 Tucson, Arizona
1,760,000                      5.250%, 07/01/19 (pre-refunded)  .................         Aa2/AA               1,842,438
1,380,000                      5.000%, 07/01/21   ....................                    Aa3/AA               1,451,222

                         Yuma Co. High School District #70 (Yuma)
1,500,000                      5.000%, 07/01/22 FGIC Insured                              Aaa/AAA              1,578,510

                            Total General Obligation Bonds  ..............                                    79,582,074

                              Revenue Bonds (75.9%)

                         Airport Revenue Bonds (3.0%)

                         Phoenix Airport Authority Revenue Bonds
1,795,000                      6.300%, 07/01/10 AMT, MBIA Insured  ..............         Aaa/AAA              1,807,960
565,000                        6.400%, 07/01/12 AMT, MBIA Insured  ..............         Aaa/AAA                569,215

                         Phoenix Civic Improvement Corp.
                          Airport Revenue Bonds
600,000                        5.250%, 07/01/08 AMT..............................         Aa2/AAA                617,298
1,890,000                      6.300%, 07/01/14   ...............................         Aa2/AAA              1,903,646
3,600,000                      5.000%, 07/01/17 FSA Insured  ...............              Aaa/AAA              3,716,928
2,500,000                      5.250%, 07/01/27 AMT, FGIC Insured  ..............         Aaa/AAA              2,595,325

                            Total Airport Revenue Bonds  ........................                             11,210,372

                         Basic Service Revenue Bonds (14.2%)

                         Apache Junction Water Utility District Revenue Bonds
500,000                       5.800%, 07/01/17 FSA Insured (pre-refunded)....             Aaa/AAA                513,180

                         Arizona School Facilities Board Revenue Bonds
5,000,000                     5.000%, 07/01/19 (pre-refunded) ...................         Aaa/AAA              5,301,800
4,500,000                     5.250%, 07/01/20 (pre-refunded)   .................         Aaa/AAA              4,846,185

                         Arizona Transportation Board Revenue Bonds
1,000,000                     6.000%, 07/01/12 (pre-refunded)  ..................         Aa1/AAA              1,071,110
1,000,000                     6.250%, 07/01/16 (pre-refunded)  ..................         Aa2/AA               1,078,680
3,615,000                     5.250%, 07/01/20 (pre-refunded)  ..................         Aa1/AAA              3,875,858
1,000,000                     5.250%, 07/01/24  .................................         Aa1/AAA              1,086,490

                         Buckeye Excise Tax Revenue Bonds
500,000                        5.900%, 08/01/20 AMBAC Insured  ..................         NR/AAA                544,040

                         Casa Grande Excise Tax Revenue Bonds
440,000                        5.200%, 04/01/17 MBIA Insured  ...................         Aaa/NR                 457,063
1,000,000                      5.000%, 04/01/18 AMBAC Insured  ..................         Aaa/NR               1,055,200
1,835,000                      5.000%, 04/01/21 AMBAC Insured  ..................         Aaa/NR               1,924,860

                         Chandler Street & Highway User Revenue Bonds
985,000                        5.400%, 07/01/13 MBIA Insured  ...                         Aaa/AAA                999,401
15,000                         5.400%, 07/01/13 MBIA Insured (pre-refunded)...            Aaa/AAA                 15,220
1,000,000                      5.500%, 07/01/16 (pre-refunded) ..................         Aa3/A+               1,014,900

                         Glendale Water & Sewer Revenue Bonds
2,075,000                      5.750%, 07/01/10 FGIC Insured  ...                         Aaa/AAA              2,242,037

                         Greater Arizona Development Authority Revenue Bonds
1,165,000                      5.600%, 08/01/16 MBIA Insured  ...................         Aaa/AAA              1,231,941
1,250,000                      5.000%, 08/01/25 MBIA Insured  ...................         A1/AAA               1,308,437
2,000,000                      5.000%, 08/01/28  .........................                A1/A                 2,071,760
1,200,000                      5.500%, 08/01/29                                           A1/A                 1,305,024

                         Phoenix Civic Improvement Corp. Excise Tax
                             Revenue Bonds (Courthouse Project)
1,000,000                     5.250%, 07/01/18  .................................         Aa2/AAA              1,051,030
1,730,000                     5.250%, 07/01/20  .................................         Aa2/AAA              1,818,282
2,500,000                     5.250%, 07/01/24  .................................         Aa2/AAA              2,622,875

                         Phoenix Civic Improvement Corp. Wastewater
                                  Revenue Bonds
1,335,000                      5.500%, 07/01/21 FGIC Insured  ..................          Aaa/AAA              1,522,301
1,500,000                      5.500%, 07/01/24 FGIC Insured  ...................         Aaa/AAA              1,721,700
645,000                        5.000%, 07/01/29 MBIA Insured  ...................         Aaa/AAA                670,103

                         Phoenix Street & Highway User Revenue Bonds
645,000                        6.250%, 07/01/11  ................................         A1/A+                  646,026
395,000                        6.250%, 07/01/11 MBIA Insured  ...................         Aaa/AAA                395,628
2,925,000                      zero coupon, 07/01/13 FGIC Insured  ..............         Aaa/AAA              2,164,968

                         Scottsdale Preserve Authority Excise Tax Revenue
                                      Bonds
1,185,000                      5.250%, 07/01/18   ...............................         Aa3/AA-              1,257,190
1,255,000                      5.250%, 07/01/19   ...............................         Aa3/AA-              1,329,622

                         Tempe Excise Tax Revenue Bonds
2,425,000                      5.250%, 07/01/19   ...............................         Aa2/AA+              2,593,295

                         Tucson Water System Revenue Bonds
1,220,000                      5.000%, 07/01/14 FGIC Insured ....................         Aaa/AAA              1,301,313
2,200,000                      5.500%, 07/01/18 FGIC Insured ....................         Aaa/AAA              2,417,404

                            Total Basic Service Revenue Bonds  ..................                             53,454,923

                         Hospital Revenue Bonds (15.0%)

                         Arizona Health Facilities Authority Hospital
                           System (John C. Lincoln)
1,330,000                      5.750%, 12/01/32                                           NR/BBB               1,390,129

                         Arizona Health Facilities (Blood Systems)
500,000                        4.750%, 04/01/25  ........................                 NR/A-                  493,225

                         Arizona Health Facilities (Northern Arizona
                            Healthcare System)
1,000,000                      5.250%, 10/01/16 AMBAC Insured  ..................         Aaa/AAA              1,034,100

                         Arizona Health Facilities (Phoenix Children's Hospital)
650,000                        5.200%, 11/15/07  ................................         Baa3/NR                658,274
1,000,000                      5.375%, 02/15/18  ................................         Baa3/NR              1,037,350
1,320,000                      6.250%, 11/15/29  ................................         Baa3/NR              1,374,701

                         Arizona Health Facilities (Samaritan Health)
2,840,000                      5.625%, 12/01/15 MBIA Insured  ...................         Aaa/AAA              3,059,418

                         Chandler Industrial Development Authority
                            (Ahwatukee Medical Facility)
900,000                        7.000%, 07/01/22 (pre-refunded)  .................         NR/NR*                 953,343

                         Glendale Industrial Development Authority
                            (John C. Lincoln Hospital)
2,050,000                      5.000%, 12/01/35  .....................                    NR/BBB               2,031,078

                         Maricopa Co. Hospital Revenue
                                  (Sun Health)
1,000,000                      5.000%, 04/01/17  ................................         Baa1/BBB             1,026,950
1,795,000                      6.125%, 04/01/18 (pre-refunded) ..................         Baa1/BBB             1,872,400
705,000                        6.125%, 04/01/18  ................................         Baa1/BBB               734,413
2,500,000                      5.000%, 04/01/35  ................................         Baa1/BBB             2,488,600

                         Maricopa Co. Industrial Development Authority
                            (Catholic Health West-St. Joseph's Hospital)
970,000                        5.000%, 07/01/21  ................................         Baa1/BBB               989,216
2,300,000                      5.375%, 07/01/23  ................................         Baa1/BBB             2,401,683

                         Mesa Industrial Development Authority
                            (Discovery Health)
2,000,000                      5.875%, 01/01/14 MBIA Insured (pre-refunded)               Aaa/AAA              2,162,800
1,250,000                      5.750%, 01/01/25 MBIA Insured (pre-refunded)               Aaa/AAA              1,346,350
4,915,000                      5.625%, 01/01/29 MBIA Insured (pre-refunded)               Aaa/AAA              5,272,615

                         Mohave Co. Industrial Development Authority
                            (Baptist Hospital)
1,150,000                      5.700%, 09/01/15 MBIA Insured (pre-refunded)  ...          Aaa/AAA              1,182,706

                         Phoenix Industrial Development Authority
                            (John C. Lincoln Hospital)
1,270,000                      5.500%, 12/01/13 FSA Insured  ....................         Aaa/AAA              1,318,057

                         Pima Co. Industrial Development Authority
                            (Healthpartners)
1,000,000                      5.625%, 04/01/14 MBIA Insured  ...................         Aaa/AAA              1,037,710

                         Pima Co. Industrial Development Authority
                            (Tucson Medical Center)
1,000,000                      5.000%, 04/01/15 MBIA Insured  ...................         Aaa/AAA              1,000,790

                         Scottsdale Industrial Development Authority
                            (Scottsdale Healthcare System)
530,000                        6.500%, 09/01/06 AMBAC Insured  ..................         Aaa/AAA                536,312
2,000,000                      5.500%, 09/01/12 AMBAC Insured  ..................         Aaa/AAA              2,109,840
1,770,000                      6.125%, 09/01/17 AMBAC Insured  ..................         Aaa/AAA              1,861,562
9,600,000                      5.800%, 12/01/31   ...............................         A3/BBB+             10,226,688

                         University Medical Center Hospital Revenue Bonds
2,000,000                      5.000%, 07/01/35   ...............................         Baa1/BBB+            2,004,240

                         Yavapai Co. Industrial Development Authority
                            (Yavapai Regional Medical Center)
1,130,000                      5.125%, 12/01/13 FSA Insured  ....................         Aaa/AAA              1,170,838

                         Yuma Co. Industrial Development Authority (Yuma
                            Regional Medical Center)
500,000                        5.850%, 08/01/08 MBIA Insured  ...................         Aaa/AAA                525,160
1,320,000                      5.500%, 08/01/18 FSA Insured (pre-refunded) ......         Aaa/AAA              1,439,935
1,500,000                      5.500%, 08/01/19 FSA Insured (pre-refunded)  .....         Aaa/AAA              1,636,290

                            Total Hospital Revenue Bonds  .......................                             56,376,773

                         Lease Revenue Bonds (15.7%)

                         Arizona Municipal Finance Program No. 20
1,300,000                      7.700%, 08/01/10 MBIA Insured  ...................         Aaa/AAA              1,441,713

                         Arizona School Facilities Board Certificates
                            of Participation
2,500,000                      5.250%, 09/01/17 MBIA Insured (pre-refunded)  ....         Aaa/AAA              2,702,500

                         Arizona State University Certificates of Participation
                            Lease Revenue Bonds
2,000,000                      5.375%, 07/01/19 MBIA Insured  ...................         Aaa/AAA              2,143,540

                         Cave Creek Certificates of Participation
                            Lease Revenue Bonds
365,000                        5.750%, 07/01/19  ................................         NR/BBB-                378,779

                         Cottonwood Municipal Property Corp.
                            Lease Revenue Bonds
1,500,000                      5.000%, 07/01/29 XLCA Insured..................            Aaa/AAA              1,547,925

                         Downtown Phoenix Hotel Corp.
                            Lease Revenue Bonds
4,760,000                      5.250%, 07/01/26 FGIC Insured..................            Aaa/AAA              5,081,252

                         Fountain Hills Municipal Property Corp.
                            Lease Revenue Bonds
650,000                        5.125%, 07/01/21 FGIC Insured (pre-refunded)  ....         Aaa/NR                685,730

                         Gilbert Municipal Property Corp.
                            Lease Revenue Bonds
2,000,000                      4.900%, 04/01/19 .................................         NR/NR*+              2,001,260
2,500,000                      5.000%, 07/01/20 FGIC Insured ....................         Aaa/AAA              2,645,675
1,000,000                      4.900%, 07/01/21 AMBAC Insured  ..................         Aaa/AAA              1,034,120

                         Green Valley Municipal Property Corp.
                            Lease Revenue Bonds
1,250,000                      5.250%, 07/01/33  ................................         NR/BBB               1,258,075

                         Maricopa Co. Stadium District Revenue Bonds
500,000                        5.250%, 06/01/12 AMBAC Insured  ..................         Aaa/NR++               538,865

                         Navajo Co. Municipal Property Corp.
                            Lease Revenue Bonds
1,000,000                      6.250%, 07/01/20 ACA Insured  ....................         NR/A                 1,081,990

                         Nogales, Arizona Municipal Development Authority
750,000                         5.000%, 06/01/30 AMBAC Insured..................          Aaa/AAA                774,998

                         Northern Arizona University Certificates of Participation
1,000,000                       5.000%, 09/01/26 AMBAC Insured..................          Aaa/AAA              1,042,630

                         Oro Valley Municipal Property Corp.
                            Lease Revenue Bonds
1,000,000                      5.200%, 07/01/10 MBIA Insured  ...................         Aaa/AAA              1,033,810
1,150,000                      5.550%, 07/01/17 MBIA Insured (pre-refunded)... ..         Aaa/AAA              1,209,133
1,850,000                      5.375%, 07/01/26 MBIA Insured  ...................         Aaa/AAA              1,930,901

                         Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000                zero coupon, 07/01/23 FGIC Insured (converts
                         into a 5.500% coupon in 2013)                                    Aaa/AAA                767,510

                         Phoenix Civic Improvement Corp.
                              Excise Tax Revenue Bonds
2,320,000                      5.750%, 07/01/14 FGIC Insured  ...................         Aaa/AAA              2,515,205
1,000,000                      5.000%, 07/01/20 FGIC Insured  ...................         Aaa/AAA              1,050,630

                         Phoenix Industrial Development Authority
                              (Capital Mall Project)
1,000,000                       5.200%, 09/15/16 AMBAC Insured..................          Aaa/AAA              1,058,410
2,130,000                       5.250%, 09/15/17 AMBAC Insured..................          Aaa/AAA              2,258,737
2,000,000                       5.375%, 09/15/22 AMBAC Insured..................          Aaa/AAA              2,131,020
2,000,000                       5.000%, 09/15/26 AMBAC Insured..................          Aaa/AAA              2,080,880

                         Pinal Co. Certificates of Participation
                            Lease Revenue Bonds
2,000,000                      5.125%, 06/01/21 AMBAC Insured  ..................         Aaa/AAA              2,103,760
1,250,000                      5.000%, 12/01/29    ..............................         NR/A-                1,268,338

                         Pinal Co. Arizona Correctional Facilities
1,470,000                      5.250%, 10/01/21 ACA Insured                               NR/A                 1,538,825

                         Salt River Project Certificates of Participation
                            Lease Revenue Bonds
2,700,000                      5.000%, 12/01/18 MBIA Insured ....................         Aaa/AAA              2,816,667

                         Scottsdale Municipal Property Corp.
                            Excise Tax Revenue Bonds
3,000,000                      zero coupon, 07/01/20 AMBAC Insured (converts
                               into a 4.500% coupon in 2013).....................         Aaa/AAA              2,101,470

                         Sierra Vista Municipal Property Corp.
                            Lease Revenue Bonds
1,265,000                      5.000%, 01/01/18 AMBAC Insured  ..................         Aaa/AAA              1,303,165
1,225,000                      5.000%, 01/01/18 AMBAC Insured  ..................         Aaa/AAA              1,260,256
700,000                        5.125%, 01/01/21 AMBAC Insured  ..................         Aaa/AAA                723,317

                         Surprise Municipal Property Corp.
                            Lease Revenue Bonds
2,000,000                      6.000%, 07/01/12 AMBAC Insured (pre-refunded)... .         Aaa/AAA              2,160,000
2,500,000                      5.700%, 07/01/20 AMBAC Insured (pre-refunded)...           Aaa/AAA              2,677,300

                         University of Arizona Certificates of Participation
                            Lease Revenue Bonds
500,000                        5.125%, 06/01/22 AMBAC Insured  ..................         Aaa/AAA                525,940

                         Willcox, Arizona Municipal Property Corporation
295,000                        4.625%, 07/01/21                                           NR/BBB                 289,758

                                                    Total Lease Revenue Bonds ...                             59,164,084

                         Mortgage Revenue Bonds (7.1%)

                         Agua Fria Ranch Community Facilities District
600,000                        5.800%, 07/15/30 (1) .............................         NR/NR*                 593,010

                         Arizona Capital Facilities Finance Corp.
                             Arizona State Student Housing
1,000,000                      6.125%, 09/01/20  ................................         Baa3/NR              1,064,210

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                            (Advantage Point Project)
1,000,000                      6.500%, 07/01/16  ................................         NR/AAA               1,026,630

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                            (National Health Project)
1,300,000                      5.500%, 01/01/18 FSA Insured  ....................         Aaa/AAA              1,400,217

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                                  (Pine Ridge)
1,000,000                      6.000%, 10/20/31  ................................         NR/AAA               1,081,140

                         Maricopa Co. Industrial Development Authority
                            Single Family Mortgage Revenue Bonds
3,330,000                      zero coupon, 12/31/14  ...........................         Aaa/AAA              2,260,970
6,505,000                      zero coupon, 02/01/16  ...........................         Aaa/AAA              4,177,381
3,565,000                      zero coupon, 12/31/16  ...........................         Aaa/AAA              2,192,119

                         Mohave Co. Industrial Development Authority
                            (Chris Ridge Village)
355,000                        6.250%, 11/01/16 (pre-refunded) ..................         NR/AAA                 366,342

                         Phoenix Industrial Development Authority
                            Single Family Mortgage Revenue
1,770,000                      zero coupon, 12/01/14  ...........................         Aaa/AAA              1,221,636
35,000                         5.875%, 06/01/16   ...............................         NR/AAA                  35,303
425,000                        5.300%, 04/01/20 AMT  ............................         NR/AAA                 428,209
160,000                        5.350%, 06/01/20 AMT  ............................         NR/AAA                 162,163

                         Pima Co. Industrial Development Authority
                            Single Family Mortgage Revenue
215,000                        6.500%, 02/01/17  ................................         A2/NR                  217,161
135,000                        7.100%, 11/01/29 AMT  ............................         NR/AAA                 138,181
40,000                         6.100%, 05/01/31 AMT  ............................         NR/AAA                  40,256

                         South Campus Project Arizona State University
                             Student Housing
1,205,000                       5.625%, 09/01/28 MBIA Insured  ..................         Aaa/AAA              1,302,918

                         Southern Arizona Capital Facilities Finance Corp.
                             University of Arizona Student Housing
1,500,000                       5.100%, 09/01/33 MBIA insured (pre-refunded)....          NR/AAA               1,605,495

                         Sundance Community Facilities District
550,000                        5.125%, 07/15/30  ................................         Baa3/BBB-              549,577

                         Tucson & Pima Co. Single Family Mortgage
                                  Revenue Bonds
5,020,000                      zero coupon, 12/01/14  ...........................         Aaa/AAA              3,450,095

                         Yuma Industrial Development Authority
                           Multi Family Mortgage Revenue Bonds
                                 (Rio Santa Fe)
3,000,000                      6.100%, 09/20/34 AMT   ...........................         NR/AAA               3,253,260

                            Total Mortgage Revenue Bonds  .......................                             26,566,273

                         Pollution Control Revenue Bonds (0.1%)

                         Casa Grande Industrial Development Authority
                            (Frito Lay) Revenue Bonds
250,000                        6.650%, 12/01/14  ................................         Aa3/NR                 250,430

                            Total Pollution Control Revenue Bonds  ..............                                250,430

                         University Revenue Bonds (8.7%)

                         Arizona Board of Regents-Arizona State
                            University System Revenue Bonds
1,285,000                      5.500%, 07/01/14 FGIC Insured (pre-refunded)               Aaa/AAA              1,401,524
4,000,000                      5.250%, 07/01/15 FSA Insured......................         Aaa/AAA              4,318,440
735,000                        5.850%, 07/01/18 FGIC Insured (pre-refunded)               Aaa/AAA                790,463

                         Arizona Board of Regents-Northern Arizona
                            University System Revenue Bonds
3,000,000                      5.200%, 06/01/13 FGIC Insured (pre-refunded)....           Aaa/AAA              3,084,210
1,200,000                      5.500%, 06/01/34 FGIC Insured  ......                      Aaa/AAA              1,296,396

                         Arizona Board of Regents-University of Arizona
                            System Revenue Bonds
1,000,000                      6.000%, 06/01/09  ................................         Aa3/AA               1,068,470
1,125,000                      6.000%, 06/01/11  ................................         Aa3/AA               1,240,380
490,000                        5.250%, 06/01/14 FSA Insured......................         Aaa/AAA                505,778
1,000,000                      5.500%, 06/01/16 FGIC Insured (pre-refunded)....           Aaa/AAA              1,062,720
2,385,000                      5.000%, 06/01/21 FGIC Insured  ...................         Aaa/AAA              2,491,252
750,000                        5.800%, 06/01/24 FGIC Insured (pre-refunded)....           Aaa/AAA                804,675

                         Arizona Educational Loan Marketing Corp.
1,720,000                      5.700%, 12/01/08 AMT  ............................         Aa2/NR               1,725,108

                         Arizona Student Loan Revenue
1,000,000                      5.875%, 05/01/18 AMT  ............................         Aaa/NR               1,056,820
1,000,000                      5.900%, 05/01/19 AMT  ............................         Aaa/NR               1,055,940
1,000,000                      6.150%, 05/01/29 AMT  ............................         A2/NR                1,055,600

                         Glendale Industrial Development Authority
                            (American Graduate School)
2,100,000                      5.625%, 07/01/20 AMBAC Insured (pre-refunded)  ...         NR/AAA               2,131,920

                         Glendale Industrial Development Authority
                           (Midwestern University)
550,000                        5.250%, 05/15/13  ................................         NR/A-                  575,861
1,010,000                      5.250%, 05/15/14  ................................         NR/A-                1,056,763
500,000                        5.750%, 05/15/21  ................................         NR/A-                  539,575
1,215,000                      5.375%, 05/15/28  ................................         NR/A-                1,265,398
1,035,000                      5.375%, 05/15/28 (pre-refunded)...................         NR/AAA               1,082,227
1,000,000                      5.875%, 05/15/31  ................................         NR/A-                1,071,020

                         Mohave Co. Community College District
                                  Revenue Bonds
470,000                        4.850%, 03/01/15 AMBAC Insured  ..................         Aaa/AAA                483,611

                         Pinal Co. Community College District
                                  Revenue Bonds
1,055,000                      5.100%, 07/01/14 AMBAC Insured (pre-refunded)              Aaa/AAA             1,099,120

                         Yavapai Co. Community College District
                                  Revenue Bonds
500,000                        6.000%, 07/01/12  ................................         NR/BBB+                501,895

                            Total University Revenue Bonds  .....................                             32,765,166

                         Utility Revenue Bonds (12.1%)

                         Arizona Power Authority (Hoover Dam Project)
                                  Revenue Bonds
1,500,000                      5.250%, 10/01/15  ................................         Aa2/AA               1,627,095
4,905,000                      5.250%, 10/01/16  ................................         Aa2/AA               5,333,942
1,220,000                      5.250%, 10/01/17  ................................         Aa2/AA               1,334,631

                         Arizona Wastewater Management Authority
                                  Revenue Bonds
1,940,000                      5.600%, 07/01/12 AMBAC Insured  ..................         Aaa/AAA              1,987,569
1,240,000                      5.625%, 07/01/15 AMBAC Insured (pre-refunded)              Aaa/AAA              1,271,149

                         Arizona Water Infrastructure Finance Authority
                                  Revenue Bonds
1,465,000                      5.750%, 10/01/11  ................................         Aaa/NR               1,578,830
2,500,000                      5.375%, 10/01/16 (pre-refunded)  .................         Aaa/NR               2,697,275
2,000,000                      5.500%, 10/01/17  ................................         Aaa/NR               2,131,700
650,000                        5.000%, 10/01/22  ................................         Aaa/AAA                683,488
1,000,000                      5.000%, 10/01/25                                           Aaa/AAA              1,056,000

                         Central Arizona Water Conservation District
                                  Revenue Bonds
2,600,000                      5.500%, 11/01/09  ................................         A1/AA-               2,752,516
2,720,000                      5.500%, 11/01/10  ................................         A1/AA-               2,905,259

                         Pima Co. Industrial Development Authority (Tucson
                            Electric), Revenue Bonds
1,125,000                      7.250%, 07/15/10 FSA Insured  ....................         Aaa/AAA              1,138,399

                         Salt River Project Agricultural Improvement and
                            Power Revenue Bonds
2,000,000                      5.500%, 01/01/10  ................................         Aa2/AA               2,127,380
2,000,000                      5.250%, 01/01/13  ................................         Aa2/AA               2,156,740
2,000,000                      5.250%, 01/01/15 .................................         Aa2/AA               2,147,140
2,000,000                      5.250%, 01/01/18 .................................         Aa2/AA               2,137,560
5,000,000                      5.250%, 01/01/19 .................................         Aa2/AA               5,335,950
3,060,000                      5.000%, 01/01/20 (pre-refunded) ..................         Aaa/AAA              3,157,033
1,480,000                      5.000%, 01/01/20 .................................         Aa2/AA               1,527,182
500,000                        4.800%, 01/01/24                                           Aa2/AA                 512,695

                            Total Utility Revenue Bonds  ........................                             45,599,533

                            Total Revenue Bonds  .........................                                   285,387,554

                         U.S. Territorial Bonds (2.1%)

                         Puerto Rico General Obligation Bonds
1,000,000                      zero coupon, 07/01/14  ...........................         Baa2/BBB               693,060
2,295,000                      5.250%, 07/01/18 .................................         Baa2/BBB             2,514,402

                         Puerto Rico Highway & Transportation
                                  Revenue Bonds
2,000,000                      5.750%, 07/01/19 CIFG Insured ....................         Aaa/AAA              2,259,520
2,000,000                      5.500%, 07/01/19 FSA Insured......................         Aaa/AAA              2,268,380

                            Total U.S. Territorial Bonds  .......................                              7,735,362

                         Total Investments (cost $359,172,589**)                       99.1%                 372,704,990
                         Other assets less liabilities                                  0.9                    3,468,709
                                                                                        ----
                         Net Assets                                                    100.0%            $   376,173,699
                                                                                       ======

                                                                                     Percent of
                         Portfolio Distribution By Quality Rating (unaudited)        Portfolio

                         Aaa of Moody's or AAA of S&P                                 67.1  %
                         Aa of Moody's or AA of S&P                                   16.8
                         A of Moody's or S&P                                           7.3
                         Baa of Moody's or BBB of S&P                                  7.7
                         Not rated*                                                    1.1
                                                                                 ------------------
                                                                                     100.0  %
                                                                                 =================

          * Any security not rated (NR) by either credit ratings service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

          ** See note b.

          (1) Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.2% of net assets.

          Fitch Ratings
          + BBB+
          ++ AAA

                             PORTFOLIO ABBREVIATIONS

                 ACA       -American Capital Assurance Financial Guaranty Corp.
                 AMBAC     -American Municipal Bond Assurance Corp.
                 AMT       -Alternative Minimum Tax
                 CIFG      -CIFG Assurance Co.
                 FGIC      -Financial Guaranty Insurance Co.
                 FSA       -Financial Security Assurance
                 MBIA      -Municipal Bond Investors Assurance
                 NR        -Not Rated
                 XLCA      -XL Capital Assurance

                            See accompanying notes to
                              financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA

          (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

          (b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $358,837,044 amounted to $13,867,946, which consisted of aggregate gross unrealized appreciation of $14,276,451 and aggregate gross unrealized depreciation of $408,505.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      May 25, 2006



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2006